Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	1 Months Ended
	May 31, 2023	Apr. 30, 2023	Feb. 28, 2022
Consultant [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares	50,000
Issuance of shares, value	$ 340,000
Directors Executive Officers and Employees [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares	200,000
Issuance of shares, value	$ 1,360,000
Restricted Stock [Member] | Consultant [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares	50,000
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares, acquisition		6,718	6,718
Issuance of shares acquisition, value		$ 49,000	$ 118,000
Zhenjiang TaopingIo T Tech Co Ltd ZJIOT [Member] | Restricted Stock [Member]
Restructuring Cost and Reserve [Line Items]
Issuance of shares, acquisition			20,154